Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

23.	Commitments and Contingencies

(a)	Operating lease commitments
As of December 31, 2021, future minimum lease payments under non-cancellable
operating leases with initial terms in excess of one year consisted of the following:

	RMB	US$
2022	11,530	1,809
2023	5,926	930
2024	791	124
2025	1,252	196
2026	2,635	413
2027 and thereafter	4,612	724

Total	26,746	4,196

Total rental expenses for all operating leases amounted to RMB8,455, RMB9,019 and RMB10,460 (US$1,641), for the years ended December 31, 2019, 2020 and 2021, respectively.

(b)	Capital commitments
The Group and a third party investor entered into an investment agreement to establish an investee with a certain payment schedule (Note 10). The following table sets forth our contractual obligations as of December 31, 2021.

	RMB	US$
2022	3,500	548
2023	1,750	275
2024	1,750	275

Total	7,000	1,098

The Group is subject to legal and regulatory actions that arise from time to time. The assessment as to whether a loss is probable or reasonably possible, and as to whether such loss or a range of such loss is estimable, often involves significant judgment about future events, and the outcome of litigation is inherently uncertain. Other than as described below, the Group is currently not in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.
Shareholder Securities Litigation
Between February 17 and 26, 2021, three federal securities class action lawsuits (captioned Amberber v. EHang Holdings Limited, et al., Case No.
1:21-cv-01392-GBD
(S.D.N.Y., filed Feb. 17, 2021), Chaumont v. EHang Holdings Limited, et al., Case No.
1:21-cv-01526-GBD
(S.D.N.Y., filed Feb. 19, 2021), and Klein v. EHang Holdings Limited, et al., Case No.
2:21-cv-01811-JFW-PVC
(C.D. Cal., filed Feb. 26, 2021)) were filed by purported shareholders in federal court. The complaints generally allege that the Company and certain of its officers made false and misleading statements regarding the status of its urban air mobility business, its international and domestic regulatory approvals, its relationships with major customers, and its manufacturing facilities. The complaints name as defendants the Company and certain of its officers. In addition to costs and attorneys’ fees, the complaints seek compensatory and punitive damages. The Company intends to vigorously defend itself.
The three cases were consolidated on February 10, 2022 (captioned in re EHang Holdings Limited Securities Litigation, 1:21-cv-01392-GBD-GWG (S.D.N.Y., filed Feb. 19, 2021). The Court appointed lead plaintiff counsel on the same date. The lead plaintiff filed an amended complaint on April 25, 2022, making similar allegations as those in the previous complaints. Defendants will file a motion to dismiss the amended complaint in June 2022.
Given the uncertainty of litigation, the preliminary stage of the case, and the legal standards that must be met for, among other things, class certification and success on the merits, the Company is unable to evaluate the probability of the outcome and estimate the amount or range of potential loss, if any, associated with these lawsuits, which could be material.